LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES

NOTE 10:-LEASES

a.As of December 31, 2020, the Company had operating lease agreements for facilities and vehicles in the United States, Canada, Australia, United Kingdom, Israel, India and Singapore. Company’s leases have remaining lease terms of up to 16 years, some of which include options to extend the leases for up to five years. Such options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet, the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non-lease component associated with that lease component as a single lease component for all underlying asset classes. The Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

b.The following table summarizes the Company’s lease-related assets and liabilities recorded on the consolidated balance sheet:

	Classification	December 31, 2020	December 31, 2019
Assets:

Operating lease assets	Operating lease right-of-use assets	123,928	72,047

Total lease assets		123,928	72,047

Liabilities:

Current lease liabilities	Accrued expenses and other liabilities	18,854	11,330
Long-term lease liabilities	Long-term lease liabilities	112,719	64,638

Total lease liabilities		131,573	75,968

Lease term and discount rate:	December 31, 2020	December 31, 2019

Weighted-average remaining lease term — operating leases	8.99 years	9.21 years
Weighted-average discount rate — operating leases	4.03%	3.51%

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CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 10:-LEASES (Cont.)

c.The components of operating lease cost for the year ended December 31, 2020 were as follows:

	December 31, 2020	December 31, 2019
Operating lease cost:

Operating lease expense	$16,388	$14,540
Variable lease expense	4,126	2,774
Short-term lease expense	158	2,787
Sublease income	(776)	(673)

Total operating lease cost	$19,896	$19,428

d.The maturity of the Company’s operating lease liabilities for contracts with lease term greater than one year as of December 31, 2020 are as follows:

December 31,
2021	$22,791
2022	20,864
2023	17,103
2024	14,781
2025	13,399
2026 and thereafter	64,496

Total future lease payments (1, 2)	153,434
Less imputed interest	(21,861)

Total	$131,573

(1)	Total lease payments have not been reduced by sublease rental payments of approximately $1,850 due in the future under non-cancelable subleases.

(2)

As of December 31, 2020, the Company has additional operating lease payments, not included in the table above, that have not yet commenced of approximately $3,700. These operating leases will commence during 2021 with lease terms of 5 to 15 years.

e.For additional information regarding lease transactions between related parties, refer to Note 14.

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CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 10:-LEASES (Cont.)

f.The following table presents supplemental cash flow information related to the lease costs for operating leases:

	December 31, 2020	December 31, 2019
Cash paid for amounts included in measurement of lease liabilities:

Operating cash flows for operating leases	$16,100	$14,432

Right-of-use assets obtained in exchange for new operating lease liabilities:

Operating leases	$64,901	$82,185